Income tax benefit/(expense)	12 Months Ended
Dec. 31, 2023
Income tax benefit/(expense)
Income tax benefit/(expense)

11   Income tax benefit/(expense)

The income tax benefit/(expense) of the Group for the years ended December 31, 2021, 2022 and 2023 is analyzed as follows:

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Current income tax	(16,780)	(25,259)	(15,196)
Deferred income tax	128,875	87,406	5,434
Income tax benefit/ (expense)	112,095	62,147	(9,762)

The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rate applicable to loss of the consolidated entities as follows:

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income tax	1,442,608	990,173	361,714
Tax calculated at PRC statutory income tax rate of 25%	360,652	247,543	90,429
Differential of income tax rates applicable to subsidiaries	(161,199)	(119,211)	(36,590)
Expense not deductible for tax purposes	(10,169)	(5,659)	(3,863)
Incomes not subject to tax	1,732	542	191
Tax losses and temporary differences for which no deferred income tax asset was recognized	(87,237)	(73,690)	(73,942)
Derecognition of deferred tax assets on tax losses	(23)	—	—
Additional deductible allowance for research and development expenses	8,255	10,164	12,474
Utilization of previously unrecognized tax losses	84	2,458	1,539
Income tax benefit/ (expense)	112,095	62,147	(9,762)

11    Income tax benefit/(expense) (Continued)

The unused tax losses for the years ended December 31, 2022 and 2023 is analyzed as follows:

	At December 31,
	2022	2023
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	2,248,748	2,695,910

The expiry dates of the unused tax losses not recognized as deferred tax assets for the years ended December 31, 2022 and 2023 are listed as follows:

	At December 31,
	2022	2023
	RMB’000	RMB’000

Year 2023	118,796	—
Year 2024	419,866	419,866
Year 2025	83,576	83,576
Year 2026	208,346	208,346
Year 2027	67,745	67,745
Year 2028	1,826	113,129
Year 2029	7,149	7,149
Year 2030	8,049	8,049
Year 2031	56,195	56,195
Year 2032	122,036	122,036
Year 2033	—	220,273

11    Income tax benefit/(expense) (Continued)

(a)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in Mainland China has been calculated at the tax rate of 25%, unless preferential tax rates were applicable.

Shenzhen OneConnect, Vantage Point Technology, BER Technology, OneConnect Cloud Technology, Shenzhen OneConnect Technology and Shenzhen CA as subsidiaries of the Group, were established in mainland China. They were eligible for preferential tax policies applicable for the qualification of “High and New Technology Enterprise” and were entitled to a preferential income tax rate of 15%.

Shenzhen OneConnect Technology and OneConnect Cloud Technology as subsidiaries of the Group, were established in the Shenzhen Qianhai Shenzhen-Hong Kong Cooperation Zone and accordingly is entitled to a reduced income tax rate of 15%.

(b)	Cayman Islands Income Tax

The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax.

(c)	Hong Kong Income Tax

The Hong Kong income tax rate is 16.5%. No Hong Kong profits tax was provided for as there was no estimated assessable profit that was subject to Hong Kong profits tax during the years ended December 31, 2021, 2022 and 2023.

(d)	Singapore Income Tax

The Singapore income tax rate is 17%. No Singapore profits tax was provided for as there was no estimated taxable profit that was subject to Singapore profits tax during the years ended December 31, 2021, 2022 and 2023.

(e)	Indonesia Income Tax

The income tax provision in respect of the Group’s operations in Indonesia was calculated at the tax rate of 22% on the taxable profits for the year ended December 31, 2021, 2022 and 2023.

(f)	Malaysia Income Tax

The Malaysia income tax rate is 24%. No Malaysia profits tax was provided for as there was no estimated taxable profit that was subject to Malaysia profits tax during the years ended December 31, 2021, 2022 and 2023.

(g)	Philippines Income Tax

The Philippines income tax rate is 25%. No Philippines profits tax was provided for as there was no estimated taxable profit that was subject to Philippines profits tax during the years ended December 31, 2021, 2022 and 2023.

(h)	PRC Withholding Tax

According to the EIT Law, distribution of profits earned by PRC companies since January 1, 2008 to overseas investors is subject to withholding tax of 5% or 10%, depending on the region of incorporation of the overseas investor, upon the distribution of profits to overseas-incorporated immediate holding companies.

The Group plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in PRC. Therefore, no withholding income tax for undistributed earnings of its subsidiaries were provided as at December 31, 2021, 2022 and 2023 respectively.